Debt - Schedule of Principal Repayments of Mortgage Payable (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]
Debt Instrument [Line Items]
2014		$ 22,961,366
2014	259,621
2015	1,065,209	10,652,349
2016	8,420,590	43,307,899
2017	2,873,753	705,054
2018	34,836,409	32,289,762
Thereafter	132,148,723
Total principal repayments of mortgage payable	$ 179,604,305	$ 109,916,430	$ 53,256,600